Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Vs. Performance Table
Year	Summary Compensation Table Total for CEO (Rumsey)(1)	Compensation Actually Paid to CEO (Rumsey)(1)(7)	Summary Compensation Table Total for Former CEO (Linebarger)(2)	Compensation Actually Paid to Former CEO (Linebarger)(2)(7)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(5)	EBITDA ($MM)(6)
							CMI TSR	Peer Group TSR(4)
2023	$12,846,068	$12,821,542	N/A	N/A	$4,698,631	$4,035,580	$148.9	$186.7	$735	$3,017
2022	$7,133,411	$8,912,042	$11,521,051	$6,424,086	$3,223,819	$4,301,797	$146.4	$154.5	$2,151	$3,799
2021	N/A	N/A	$15,645,919	$17,265,880	$5,560,018	$4,868,941	$128.3	$146.1	$2,131	$3,251
2020	N/A	N/A	$17,291,581	$27,870,614	$4,213,127	$4,975,391	$130.5	$124.2	$1,789	$3,108

(1)
Our current CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022.

(2)
Our former CEO N. Thomas Linebarger served as CEO until August 1, 2022 and subsequently served as Executive Chairman until July 31, 2023; his compensation for fiscal year 2023 is included in the columns for average non-CEO NEOs.

(3)
The non-CEO NEOs for each applicable year are:

–
2023: S.R. Barner, M. Boakye, N.T. Linebarger, L.L. Satterthwaite, and M.A. Smith

–
2022: S.R. Barner, T.A. Embree, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

–
2020: M.M. Rose, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A for the applicable year. TSR for this Group is weighted as of year-end 2019 by market capitalization and is calculated using a base date of December 31, 2019. In 2023, we re-evaluated our peer group and chose to include companies that participate in similar end-markets and have similar businesses. Dana Incorporated was added to provide exposure to similar products including e-axles, drivetrain components and transmissions and electric and hybrid products, while Donaldson Company Inc. was removed due to the IPO of Atmus (formerly our filtration business) into a separate publicly traded company. Our revised peer group is summarized in the CD&A of this proxy statement. The indexed TSR value for 2023 under our prior 2022 Custom Peer Group would have been $186.3.

(5)
Net Income reflects GAAP net income, as disclosed in our financial statements.

(6)
EBITDA is a non-GAAP measure defined as cumulative earnings before interest expense, income taxes, noncontrolling interests, depreciation and amortization.

(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2023 Adjustments Made to Calculate CAP
			Pension Benefits & NQDC				Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$12,846,068	($1,834,671)	$29,567	$0	($6,186,989)	$6,285,193	$2,008,729	($326,355)	$0	$0	$12,821,542
Non-CEO NEOs (avg)	$4,698,631	($449,677)	$155,169	$37,666	($1,094,008)	$1,111,373	$1,318,935	($539,165)	($1,203,344)	$0	$4,035,580

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Our current CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022.

(2)
Our former CEO N. Thomas Linebarger served as CEO until August 1, 2022 and subsequently served as Executive Chairman until July 31, 2023; his compensation for fiscal year 2023 is included in the columns for average non-CEO NEOs.
(3)
The non-CEO NEOs for each applicable year are:

–
2023: S.R. Barner, M. Boakye, N.T. Linebarger, L.L. Satterthwaite, and M.A. Smith
–
2022: S.R. Barner, T.A. Embree, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

–
2020: M.M. Rose, S. Padmanabhan, L.L. Satterthwaite, and M.A. Smith

Peer Group Issuers, Footnote
(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A for the applicable year. TSR for this Group is weighted as of year-end 2019 by market capitalization and is calculated using a base date of December 31, 2019. In 2023, we re-evaluated our peer group and chose to include companies that participate in similar end-markets and have similar businesses. Dana Incorporated was added to provide exposure to similar products including e-axles, drivetrain components and transmissions and electric and hybrid products, while Donaldson Company Inc. was removed due to the IPO of Atmus (formerly our filtration business) into a separate publicly traded company. Our revised peer group is summarized in the CD&A of this proxy statement. The indexed TSR value for 2023 under our prior 2022 Custom Peer Group would have been $186.3.

PEO Total Compensation Amount	$ 12,846,068
PEO Actually Paid Compensation Amount	$ 12,821,542
Adjustment To PEO Compensation, Footnote
(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2023 Adjustments Made to Calculate CAP
			Pension Benefits & NQDC				Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$12,846,068	($1,834,671)	$29,567	$0	($6,186,989)	$6,285,193	$2,008,729	($326,355)	$0	$0	$12,821,542
Non-CEO NEOs (avg)	$4,698,631	($449,677)	$155,169	$37,666	($1,094,008)	$1,111,373	$1,318,935	($539,165)	($1,203,344)	$0	$4,035,580

Non-PEO NEO Average Total Compensation Amount	$ 4,698,631	$ 3,223,819	$ 5,560,018	$ 4,213,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,035,580	4,301,797	4,868,941	4,975,391
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2023 Adjustments Made to Calculate CAP
			Pension Benefits & NQDC				Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Add Above- Market Earnings on NQDC	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$12,846,068	($1,834,671)	$29,567	$0	($6,186,989)	$6,285,193	$2,008,729	($326,355)	$0	$0	$12,821,542
Non-CEO NEOs (avg)	$4,698,631	($449,677)	$155,169	$37,666	($1,094,008)	$1,111,373	$1,318,935	($539,165)	($1,203,344)	$0	$4,035,580

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	As shown in the graph below, our company’s TSR has historically tracked that for our Custom Peer Group; however, in 2023, the TSR of our peer group exceeded that of Cummins.
Tabular List, Table
2023 PERFORMANCE MEASURES
For fiscal year 2023, our TMCC identified the performance measures listed below as the most important in its compensation-setting process for our NEOs.
Tabular List of Performance Measures
EBITDA
ROIC
Operating Cash Flow
The Committee identified EBITDA, ROIC, and Cash Flow as our “most important” measures because they are used in our incentive awards to determine payouts. These measures drive the largest portion of our executives’ pay. EBITDA, and ROIC provide an incentive for profitable growth and correlate well with shareholder value. Operating cash flow provides capital for investments that are important to our future and allows us to return significant capital to our shareholders.

Total Shareholder Return Amount	$ 148.9	146.4	128.3	130.5
Peer Group Total Shareholder Return Amount	186.7	154.5	146.1	124.2
Net Income (Loss)	$ 735,000,000	$ 2,151,000,000	$ 2,131,000,000	$ 1,789,000,000
Company Selected Measure Amount	3,017,000,000	3,799,000,000	3,251,000,000	3,108,000,000
PEO Name	Jennifer W. Rumsey
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Jennifer W. Rumsey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,846,068	$ 7,133,411
PEO Actually Paid Compensation Amount	12,821,542	8,912,042
Jennifer W. Rumsey [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,834,671)
Jennifer W. Rumsey [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,567
Jennifer W. Rumsey [Member] | Above-Market Earnings on NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jennifer W. Rumsey [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,186,989)
Jennifer W. Rumsey [Member] | Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,285,193
Jennifer W. Rumsey [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,008,729
Jennifer W. Rumsey [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,355)
Jennifer W. Rumsey [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jennifer W. Rumsey [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
N.Thomas Linebarger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		11,521,051	$ 15,645,919	$ 17,291,581
PEO Actually Paid Compensation Amount		$ 6,424,086	$ 17,265,880	$ 27,870,614
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,677)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,169
Non-PEO NEO | Above-Market Earnings on NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,666
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,094,008)
Non-PEO NEO | Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,373
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,318,935
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(539,165)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,203,344)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0